Simple Agreements for Future Equity (Tables)	12 Months Ended
Dec. 31, 2024
Simple Agreements For Future Equity
Schedule of Components of Net Loss Before Income Taxes
Components of net loss before income taxes:	2024	2023
United States	$(31,513,389)	$(14,406,262)
Foreign	$—	$—

Schedule of US Federal Income Tax Rate to the Company's Effective Tax Rate

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate consists of the following:

	For the Years Ended December 31,
	2024		2023
Statutory federal income tax benefit	$(6,617,812)	21.0%	$(3,025,315)	21.0%
State taxes, net of federal tax benefit	(463,682)	1.5%	(219,705)	1.5%
Change in valuation allowance	2,968,883	-9.4%	2,079,231	-14.4%
Change in state tax rate	16,101	-0.1%	462,709	-3.2%
Change in fair value estimates	(107,489)	0.3%	(2,050,026)	14.2%
Non-deductible interest - IRC 163(l)	516,624	-1.6%	738,993	-5.1%
Non-deductible transaction/restructuring costs	-	0.0%	1,313,792	-9.1%
Loss on debt conversion & extinguishment	2,935,747	-9.3%	-	0.0%
Nondeductible warrant issuance expense	-	0.0%	552,321	-3.8%
Impairment of goodwill	612,511	-1.9%	-	0.0%
Other non-deductible expenses	139,117	-0.5%	148,000	-1.0%
Effective tax rate	$-	0.0%	$-	0.0%

Schedule of Components of Income Tax Provision (Benefit)	The components of income tax provision (benefit) are as follows:
As of December 31,
	2024	2023
Federal:
Current	$—	$—
Deferred	—	—
State and Local:
Current	—	—
Deferred	—	—
Total	$—	$—

Schedule of Temporary Differences that Give Rise to Deferred Tax Assets and Liabilities

	As of December 31,
	2024	2023
Deferred tax assets (liabilities):
Net operating loss carryforwards	$12,347,734	$6,368,669
Contribution carryforwards	23,718	24,626
Tax credits	91,889	—
Stock-based compensation	157,165	155,404
Accrual to cash adjustment	-	1,299
Starup costs & other intangibles	1,700,257	1,816,143
Acquired intangibles	(870,569)	—
Lease Liabilities	16,339	52,805
Right of use assets	(16,308)	(30,236)
Accrued expenses	651,519	—
Capitalized R&D costs (Sec. 174)	1,930,337	798,802
Other	8,182	(3,363)
	16,040,263	9,184,149
Valuation allowance	(16,040,263)	(9,184,149)
Deferred tax assets, net of allowance	$—	$—